Note Deposits (Total interest bearing deposits) (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposits Abstract
Savings accounts	$ 9,722,824	$ 8,561,718
NOW, money market and other interest bearing demand deposits	13,221,415	10,885,967
Total savings, NOW, money market and other interest bearing demand deposits	22,944,239	19,447,685
Certificates of deposit:
Under $100,000	3,260,330	3,446,575
$100,000 and over	4,356,434	4,068,303
Total certificates of deposit	7,616,764	7,514,878
Total interest bearing deposits	$ 30,561,003	$ 26,962,563